February 14, 2014

Securities and Exchange Commission

Division of Investment Management

100 F. Street NE

Washington, DC 20549

RE:	Thrivent Variable Annuity Account I

Form N-4 Registration Statement –

File No. 333-89488 Post-Effective Amendment No. 17 and

File No. 811-21111 Amendment No. 18

Ladies and Gentlemen:

On behalf of Thrivent Variable Annuity Account I (the “Variable Account”), a separate account established by Thrivent Financial for Lutherans (the “Company”) under Wisconsin insurance code, we hereby electronically file on Form N-4, Post-Effective Amendment No. 17 to the Registration Statement filed under the Securities Act of 1933, and Amendment No. 18 to the Registration Statement filed under the Investment Company Act of 1940 (collectively the “Amendment”).

As indicated on the facing sheet of the Amendment, the Company has requested that the Amendment become effective April 30, 2014, pursuant to the provisions of Rule 485(a) under the 1933 Act. The Variable Account and the Company hereby represent that the Amendment is marked to show disclosure for 1) new partial annuitization contract amendments, one for the 2002 Variable Annuity contract and one for the 2005 Variable Annuity contract and 2) the revised contract exchange program, which has been expanded to include certain New Contract to New Contract exchanges [a revised brochure is also included as Ex 99.24(b)(14)(b)]. The Amendment has also been marked to reflect the revisions made by supplement since the 485(b) filing on April 22, 2013. In addition, the Amendment also includes certain non-material changes. A new 485(b) Amendment will be filed in April to include updated financial information for the Variable Account and the Company, as well as additional non-material changes.

Please feel free to call me at 920-628-2347 with any questions or comments on the filing.

Sincerely,

/s/ Cynthia K. Mueller

Cynthia K. Mueller

Senior Counsel

Enclosures